FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - CHF (SFr) SFr in Millions		3 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		SFr 704	SFr 656	SFr 502
Unfavorable changes		(586)	(591)	(450)
Traded loans, loans mandatorily at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		89	83	79
Unfavorable changes		(15)	(18)	(11)
Structured securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		20	65	34
Unfavorable changes		(15)	(65)	(34)
Auction-rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	[1]	92	87
Unfavorable changes	[1]	(92)	(87)
Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		31	31	19
Unfavorable changes		(26)	(26)	(15)
Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		182	134	79
Unfavorable changes		(115)	(106)	(53)
Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		12	12	13
Unfavorable changes		(37)	(28)	(26)
Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		40	33	64
Unfavorable changes		(35)	(36)	(99)
Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		6	8	12
Unfavorable changes		(3)	(5)	(6)
Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		212	189	190
Unfavorable changes		(228)	(205)	(193)
Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes		21	14	13
Unfavorable changes		SFr (21)	SFr (14)	SFr (13)

[1]
Comparative period information as of 31 December 2017 is not disclosed for financial assets that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.